Note 5 - Goodwill and Intangible Assets (Details) - Changes in the Carrying Amount of Goodwill by Segment (USD $) In Millions, unless otherwise specified	10 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2014
Goodwill [Line Items]
Goodwill Balance		$ 989.8	$ 1,405.3
Predecessor [Member]
Goodwill [Line Items]
Goodwill Balance	476.2
Foreign currency translation and other	(4.4)
Goodwill Balance	471.8
Predecessor [Member] | Performance Materials [Member]
Goodwill [Line Items]
Goodwill Balance	476.2
Foreign currency translation and other	(4.4)
Goodwill Balance	471.8
Successor [Member]
Goodwill [Line Items]
Goodwill Balance			989.8
Addition from acquisitions		990.2	475.9
Foreign currency translation and other		(0.4)	(60.4)
Goodwill Balance		989.8	1,405.3
Successor [Member] | Performance Materials [Member]
Goodwill [Line Items]
Goodwill Balance			989.8
Addition from acquisitions		990.2	16.3
Foreign currency translation and other		(0.4)	(44.9)
Goodwill Balance		989.8	961.2
Successor [Member] | Agro Solutions [Member]
Goodwill [Line Items]
Addition from acquisitions			459.6
Foreign currency translation and other			(15.5)
Goodwill Balance			$ 444.1